UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2008 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 23.8%
Brady Corporation (Class A)	498,800	$17,597,664
Charles River Laboratories International, Inc.*	424,935	23,596,640
CLARCOR, Inc.	389,600	14,785,320
Copart, Inc.*	269,500	10,241,000
Invitrogen Corporation*	493,600	18,658,080
Manpower Inc.	285,600	12,326,496
ScanSource, Inc.*	820,963	23,635,525
		$120,840,725
PRODUCER DURABLE GOODS — 17.7%
Franklin Electric Co., Inc.	305,500	$13,610,025
Graco Inc.	470,400	16,750,944
HNI Corporation	628,433	15,924,492
IDEX Corporation	709,500	22,008,690
WABCO Holdings Inc.	225,000	7,996,500
Zebra Technologies Corporation (Class A)*	499,200	13,902,720
		$90,193,371
RETAILING — 11.6%
CarMax, Inc.*	1,043,312	$14,606,368
O’Reilly Automotive, Inc.*	965,400	25,843,758
Signet Jewelers Limited	785,000	18,353,300
		$58,803,426
TECHNOLOGY — 10.0%
Cognex Corporation	677,600	$13,660,416
Maxim Integrated Products, Inc.	401,900	7,274,390
Microchip Technology Incorporated	486,951	14,330,968
Plantronics, Inc.	705,200	15,881,104
		$51,146,878
ENERGY — 9.0%
Helix Energy Solutions Group, Inc.*	677,700	$16,454,556
Noble Corporation	670,000	29,413,000
		$45,867,556
HEALTH CARE — 8.8%
AmSurg Corporation*	329,300	$8,387,271
Bio-Rad Laboratories, Inc. (Class A)*	191,100	18,941,832
Lincare Holdings Inc.*	536,800	16,152,312
VCA Antech, Inc.*	43,600	1,284,892
		$44,766,307
TRANSPORTATION — 6.6%
Heartland Express, Inc.	1,082,300	$16,797,296
Knight Transportation, Inc.	997,800	16,932,666
		$33,729,962
ENTERTAINMENT — 3.6%
Carnival Corporation (Class A)	512,700	$18,123,945
FINANCIAL — 2.9%
Brown & Brown, Inc.	686,000	$14,831,320

TOTAL COMMON STOCKS — 94.0% (Cost $337,971,914)		$478,303,490

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$1,530,000
ProLogis (Series G)	120,000	2,052,000
TOTAL PREFERRED STOCKS — 0.7% (Cost $5,726,454)		$3,582,000

NON-CONVERTIBLE BONDS AND DEBENTURES CORPORATE — 4.3%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$2,912,760
Central Garden & Pet Company — 9.125% 2013	3,000,000	2,317,500
Deluxe Corporation — 5% 2012	2,000,000	1,580,000
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	1,902,060
Invacare Corporation — 9.75% 2015	3,000,000	2,965,290
Nova Chemicals Corporation — 6.5% 2012	1,970,000	1,765,160
PolyOne Corporation — 6.58% 2011	1,500,000	1,410,000
Realty Income Corporation — 8.25% 2008	2,000,000	1,992,800
Rock-Tenn Co. — 9.25% 2016†	100,000	102,000
Titan International, Inc. — 8% 2012	3,000,000	2,891,280
Unisys Corporation — 6.875% 2010	2,000,000	1,860,000
		$21,698,850
U.S. GOVERNMENT AND AGENCIES — 0.0%
Government National Mortgage Association (Mobile Home) — 9.75% 2010	$81,142	$84,612
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.3% (Cost $23,161,211)		$21,783,462

TOTAL INVESTMENT SECURITIES — 99.0% (Cost $366,859,579)		$503,668,952

SHORT-TERM INVESTMENT — 1.0% (Cost $4,884,000)
General Electric Capital Corporation — 1.75% 10/01/08	$4,884,000	4,884,000
TOTAL INVESTMENTS — 100.0% (Cost $371,743,579) — Note 2		$508,552,952
Other assets and liabilities, net — 0.0%		24,661
TOTAL NET ASSETS — 100.0%		$508,577,613

* Non-income producing security

†      Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Rock-Tenn Co. 9.25% note due 2016 constituted less than 0.1% of total net assets at September 30, 2008.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on January 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2008:

Level 1 – Quoted Prices	$483,878,290
Level 2 – Other significant observable inputs**	24,674,662
Level 3 – Significant unobservable inputs	—
Total investments	$508,552,952

**   Includes $4,884,000 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$143,959,992
Gross unrealized depreciation:	(7,150,619)
Net unrealized appreciation:	$136,809,373

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2 (a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 14, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 14, 2008